Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
The preparation of financial statements in accordance with GAAP requires management to use estimates and assumptions that impact the reported amounts of assets, liabilities, and changes therein and disclosure of contingent assets and liabilities. Actual results may differ from these estimates.
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate risk, credit risk, overall market volatility, and impacts of global events such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the value of the participants’ account balances that are reported in the financial statements.
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Refer to Note 3 for the discussion on fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis, interest income is recorded on the accrual basis, dividends are recorded on the ex-dividend date, and net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.
Expenses
Administrative expenses of $13.50 per participant are deducted from participant accounts with balances greater than $3,000 each calendar quarter. Participants also pay administrative fees for loans, distributions, and investment management services. Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, investment management fees and operating expenses are reflected as a reduction of investment return for such investments.
The Plan has a revenue-sharing agreement whereby certain investment managers return a portion of the investment fees to the record keeper to offset the Plan’s administrative expenses. Administrative expenses are directly billed to each participant; therefore, the revenue sharing is returned to plan participants.
Payment of Benefits
Benefit payments to participants are recorded upon distribution. As of December 31, 2025 and 2024, there were no amounts allocated to accounts of persons who have elected to withdraw from the Plan but have not yet been paid.
Excess Contributions Payable
Amounts payable to participants for contributions in excess of amounts allowed by the Internal Revenue Service are recorded as a liability with a corresponding reduction to contributions. The Plan is required to return contributions received during the Plan year in excess of the IRC limits. There were no excess contributions due to participants as of December 31, 2025 and 2024.
Subsequent Events
Management has evaluated the impact of events and transactions that occurred after December 31, 2025, up to June 24, 2026, the date these financial statements were issued, for potential recognition or disclosure in the financial statements. The financial statements include all necessary adjustments and disclosures resulting from these evaluations.